Investments in affiliates and joint ventures	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in affiliates and joint ventures	Investments in affiliates and joint ventures
The Company accounts for these investments as follows:

Investee name:	Interest	Consolidation
Nuna East Ltd.	37%	Equity method
Nuna Pang Contracting Ltd.	37%	Equity method
Nuna West Mining Ltd.	49%	Equity method
1229181 B.C Ltd.	49%	Equity method
North American Nuna Joint Venture	50%	Equity method
NAYL Realty Inc.	49%	Equity method
BNA Remanufacturing Limited Partnership	50%	Equity method
Dene North Site Services Partnership	49%	Proportionate
Mikisew North American Limited Partnership	49%	Proportionate
Upon initial acquisition of the interest in the Nuna Logistics Partnership ("NL Partnership"), the Company accounted for this investment using proportionate consolidation. On November 1, 2019, the Company entered into a transaction to reorganize its investment in the NL Partnership. Subsequent to the reorganization, the Company's investment in the NL Partnership is held through 1229181 B.C. Ltd. and the Company changed its presentation of NL Partnership and applied the equity method prospectively as of November 1, 2019. The assets and liabilities of the NL Partnership were reclassified from the respective accounts to the investment in affiliates and joint ventures.
During the year ended December 31, 2020, North American Nuna Joint Venture was formed between the Company and NL Partnership for the purpose of bidding on certain projects. Equity earnings in affiliates and joint ventures includes both the Company's direct share of the earnings of this joint venture and the portion recognized via its investment in NL Partnership. The Company is not the primary beneficiary of this variable interest entity because it does not have the power to direct the activities that most significantly impact the entity’s economic performance.
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2020	December 31, 2019
Balance, beginning of the year	$42,908	$11,788
Additions due to change in presentation of NL Partnership	—	37,025
Additions	2,790	—
Share of net income	5,942	2,780
Dividends, repayments of loans and other adjustments	(7,590)	(8,685)
Balance, end of the year	$44,050	$42,908
During the year ended December 31, 2020, the Company invested $1,810 in cash and $980 in property, plant and equipment for the investments in NAYL Realty Inc. and BNA Remanufacturing Limited Partnership.
The financial information for the share of the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2020	December 31, 2019
Assets
Current assets	$51,727	$33,734
Non-current assets	40,858	21,370
Total assets	$92,585	$55,104
Liabilities
Current liabilities	$24,200	$10,590
Non-current liabilities	24,335	2,614
Total liabilities	$48,535	$13,204
Statements of Operations and Comprehensive Income

Year ended December 31,	2020	2019
Revenues	$59,944	$24,689
Gross profit	9,833	5,148
Income before taxes	7,717	3,782
Net income and comprehensive income	5,942	2,780